Property and Equipment - Additional Information (Detail) - Hoya Intermediate, LLC [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Asset Impairment Charges	$ 573,838	$ 0	$ 573,838	$ 573,838	$ 0
Impairment, Long-Lived Asset, Held-for-Use	$ 3,670		$ 3,670
Depreciation And Amortization Expense [Member]
Depreciation				643	1,095
Asset Impairment Charges					$ 0
Impairment, Long-Lived Asset, Held-for-Use				$ 3,670